Stock Based Compensation (Details Narrative) (10-K) - USD ($)										1 Months Ended	12 Months Ended
	Sep. 13, 2019	Sep. 13, 2019	Jul. 26, 2019	Jul. 22, 2019	Jul. 03, 2019	Mar. 06, 2019	Feb. 07, 2019	Nov. 15, 2018	Nov. 21, 2016	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 02, 2018	Nov. 27, 2018	Apr. 26, 2018	Dec. 11, 2017
Common stock percentage											50.00%		25.00%	25.00%
Stock Options [Member]
Exercise price of options granted											$ 1.88	$ 4.46
Options term											9 years
Stock option shares exercisable											1,702,520
Non-Qualified Stock Options [Member] | Three Key Employees [Member]
Number of stock option grants					60,000
Exercise price of options granted					$ 2.00
Options term					10 years
Options grant date fair value					$ 0.15
Options aggregate grant date fair value					$ 9,000
Stock price					$ 1.02
Risk-free interest rate					1.76%
Volatility					35.90%
Annual rate of quarterly dividends					0.00%
Contractual term					5 years 3 months 19 days
Vesting period					3 years
Non-Qualified Stock Options [Member] | H. Jorge Ulloa [Member]
Number of stock option grants							30,000
Exercise price of options granted							$ 1.59
Options term							1 year
Options grant date fair value							$ 0.58
Options aggregate grant date fair value							$ 17,400
Stock price							$ 1.59
Risk-free interest rate							2.47%
Volatility							36.10%
Annual rate of quarterly dividends							0.00%
Contractual term							5 years 3 months 19 days
Non-Qualified Stock Options [Member] | Dr. Peter Pappas [Member]
Number of stock option grants						20,000
Exercise price of options granted						$ 1.38
Options grant date fair value						$ 0.50
Options aggregate grant date fair value						$ 10,000
Stock price						$ 1.38
Risk-free interest rate						2.50%
Volatility						35.90%
Annual rate of quarterly dividends						0.00%
Contractual term						5 years 3 months 19 days
Non-Qualified Stock Options [Member] | Two Members [Member] | Medical Advisory Board [Member]
Number of stock option grants					40,000
Exercise price of options granted					$ 2.00
Options term					10 years
Options grant date fair value					$ 0.15
Options aggregate grant date fair value					$ 6,000
Stock price					$ 1.02
Risk-free interest rate					1.76%
Volatility					35.90%
Annual rate of quarterly dividends					0.00%
Contractual term					5 years 3 months 19 days
Vesting period					2 years
Options [Member] | Robert Gray [Member]
Number of stock option grants		60,000
Exercise price of options granted		$ 2.00
Options grant date fair value		$ 0.13
Options aggregate grant date fair value		$ 15,600
Stock price	$ 0.96	$ 0.96
Risk-free interest rate		1.75%
Volatility		35.70%
Annual rate of quarterly dividends		0.00%
Contractual term		5 years 3 months 19 days
Vesting period		3 years
Options [Member] | Matthew Jenusaitis [Member]
Number of stock option grants		60,000
Exercise price of options granted		$ 2.00
Options grant date fair value		$ 0.13
Options aggregate grant date fair value		$ 15,600
Stock price	0.96	$ 0.96
Risk-free interest rate		1.75%
Volatility		35.70%
Annual rate of quarterly dividends		0.00%
Contractual term		5 years 3 months 19 days
Vesting period		3 years
Stock Options [Member]
Number of restricted stock units											$ 492,084	$ 864,626
Unrecognized stock-based compensation expense											$ 517,806
Weighted average remaining vesting period											1 year 9 months 18 days
Restricted Stock Units (RSUs) [Member] | Robert Gray [Member]
Number of stock option grants		78,125
Exercise price of options granted	$ 0.96	$ 0.96
Options aggregate grant date fair value	$ 150,000	$ 150,000
Option vesting period, description	These units vest in equal annual portions on the anniversary of their grant.	These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.
Restricted Stock Units (RSUs) [Member] | Matthew Jenusaitis [Member]
Number of stock option grants		78,125
Exercise price of options granted		$ 0.96
Options aggregate grant date fair value		$ 150,000
Option vesting period, description		These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.
Employment Agreement [Member] | Non-Qualified Stock Options [Member] | Brian Roselauf [Member]
Number of stock option grants					115,000
Exercise price of options granted					$ 2.00
Options term					10 years
Options grant date fair value					$ 0.15
Options aggregate grant date fair value					$ 17,250
Stock price					$ 1.02
Risk-free interest rate					1.76%
Volatility					35.90%
Annual rate of quarterly dividends					0.00%
Contractual term					5 years 3 months 19 days
Employment Agreement [Member] | Non-Qualified Stock Options [Member] | Brian Roselauf [Member] | Quarterly Basis [Member]
Number of options vested					76,667
Vesting period					2 years
Employment Agreement [Member] | Non-Qualified Stock Options [Member] | Brian Roselauf [Member] | First Anniversary of Mr. Roselauf's Employment [Member]
Number of options vested					38,333
New Employment Agreement [Member] | Options [Member] | Dr. Marc Glickman [Member]
Number of stock option grants			184,500
Exercise price of options granted			$ 10.00	$ 2.00
Options grant date fair value			$ 0.11
Options aggregate grant date fair value			$ 20,295
Stock price			$ 1.05
Risk-free interest rate			1.84%
Volatility			36.70%
Annual rate of quarterly dividends			0.00%
Contractual term			3 years 7 months 6 days
New Employment Agreement [Member] | New Options [Member] | Dr. Marc Glickman [Member]
Number of stock option grants			180,000
Options grant date fair value			$ 0.16
Options aggregate grant date fair value			$ 28,800
Stock price			$ 1.05
Risk-free interest rate			1.86%
Volatility			35.70%
Annual rate of quarterly dividends			0.00%
Contractual term			5 years 3 months 19 days
Vesting period			3 years
Award Agreement [Member] | Restricted Stock Units (RSUs) [Member] | Mr. Marcus Robins [Member]
Number of unvested shares were returned										29,183
2016 Omnibus Incentive Plan [Member]
Stock option percentage description									The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.
Common stock percentage															3.00%
2016 Omnibus Incentive Plan [Member] | Stock Options [Member]
Stock option shares expired								818,500			14,649
Stock option shares exercisable											131,851
2016 Omnibus Incentive Plan [Member] | Employment Agreement [Member] | Non-Qualified Stock Options [Member] | H. Chris Sarner [Member]
Number of stock option grants							150,000
Exercise price of options granted							$ 1.59
Options term							10 years
Options grant date fair value							$ 0.58
Options aggregate grant date fair value							$ 87,000
Stock price							$ 1.59
Risk-free interest rate							2.47%
Volatility							36.30%
Annual rate of quarterly dividends							0.00%
Contractual term							5 years 3 months 19 days
2016 Omnibus Incentive Plan [Member] | Employment Agreement [Member] | Non-Qualified Stock Options [Member] | H. Chris Sarner [Member] | First Anniversary of Ms. Sarner's Employment [Member]
Number of options vested							50,000
2016 Omnibus Incentive Plan [Member] | Employment Agreement [Member] | Non-Qualified Stock Options [Member] | H. Chris Sarner [Member] | Quarterly Basis [Member]
Number of options vested							100,000
Vesting period							2 years
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Common stock, capital shares reserved for future issuance															2,500,000	1,650,000
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Common stock, capital shares reserved for future issuance															4,500,000	2,500,000